CRYPTOCURRENCIES (Details)	3 Months Ended
	Nov. 30, 2024 USD ($) Decimal	Aug. 31, 2024 USD ($) Decimal
Crypto Asset, Holding [Line Items]
Cryptocurrency, balance | $	$ 149,779	$ 14,966
Crypto units, balance | Decimal	1.54	0.30
Repayment Of Loan [Member]
Crypto Asset, Holding [Line Items]
Crypto asset payments of loan | $	$ (86,435)
Crypto asset payments of loan, in units | Decimal	(0.93)
Cryptocurrency Used To Pay Expenses [Member]
Crypto Asset, Holding [Line Items]
Payment for services | $	$ (55,375)
Payment for services, in units | Decimal	(0.84)
Change In Fair Market Value Bitcoin [Member]
Crypto Asset, Holding [Line Items]
Payment for services, in units | Decimal
Change in the fair market value of bitcoin | $	$ 85,216